TAXES ON INCOME (Schedule of Income Tax Expense (Benefit) by jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 822	$ 1,129	$ 973
Foreign	262	766	878
Total	1,084	1,895	1,851
Domestic
Taxes in respect of previous years	0	(20)	37
Write off of prepaid and withholding taxes	822	1,149	936
Total Domestic	822	1,129	973
Foreign
Current taxes	248	391	334
Deferred taxes expense	0	0	420
Taxes in respect of previous years	(13)	36	85
Write off of prepaid and withholding taxes	(73)	239	(61)
Change in expense associated with tax positions for current year	100	100	100
Total foreign	262	766	878
Total income tax expense (benefit)	$ 1,084	$ 1,895	$ 1,851